Intangible assets and goodwill - Impairment reviews (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Intangible assets and goodwill
Goodwill		₨ 961,186
Cash-generating units
Intangible assets and goodwill
Goodwill	₨ 1,015,099	₨ 961,186
Cash flow projections period	5 years	5 years
TSI Yatra Private Limited
Intangible assets and goodwill
Goodwill	₨ 103,670	₨ 103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited
Intangible assets and goodwill
Goodwill	549,996	549,996
Air Travel Bureau Limited
Intangible assets and goodwill
Goodwill	307,520	₨ 307,520
TCIL
Intangible assets and goodwill
Goodwill	₨ 53,913